CONSOLIDATED STATEMENTS OF NET INCOME - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
NET SALES		$ 1,628.1	$ 1,562.1	$ 1,438.8
Cost of sales	[1]	1,195.4	1,202.9	1,089.5
GROSS MARGIN		432.7	359.2	349.3
OPERATING EXPENSES AND INCOME
Selling, general and administrative expenses		174.7	139.7	126.2
Research, development and engineering expenses		42.5	38.6	42.0
Equity, royalty and interest income from investees		33.6	28.0	32.4
Other operating expense, net		0.7	5.0
OPERATING INCOME		248.4	203.9	213.5
Interest expense		25.8	0.7	0.8
Other income, net		3.8	8.8	3.9
INCOME BEFORE INCOME TAXES		226.4	212.0	216.6
Income tax expense		55.1	41.6	46.5
NET INCOME		$ 171.3	$ 170.4	$ 170.1
PER SHARE DATA:
Weighted-average shares for basic EPS (in shares)		83.3	83.3	83.3
Weighted-average shares for diluted EPS (in shares)		83.4	83.3	83.3
Basic earnings per share (in dollars per share)		$ 2.06	$ 2.05	$ 2.04
Diluted earnings per share (in dollars per share)		$ 2.05	$ 2.05	$ 2.04

[1]	Includes sales to related parties of $390.8 million, $344.9 million and $328.6 million for the years ended December 31, 2023, 2022 and 2021, respectively.